Stock Options - Other (Details) - shares		12 Months Ended
	Jul. 19, 2018	Dec. 31, 2018
Stock Options
Vesting period		4 years
Contractual life		P10Y
2018 Plan
Stock Options
Shares reserved for issuance	1,600,000	1,600,000
Reserve increase, percentage of number of shares of common stock issued and outstanding	4.00%